Note 10 - Other Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of Deferred Charges	$ 633,000	$ 560,000	$ 688,000
Land Use Rights, Term	50 years
Consultant and Maintenance Contracts [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Consultant and Maintenance Contracts [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	49 years 255 days
Amortization of Intangible Assets	$ 18,000	$ 19,000	$ 28,000